Sales revenues (Tables)	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Disclosure of Sales Revenues From External Customers By Business And By Product Category
The table below shows Toyota’s sales revenues from external customers by business and by product category.

	Yen in millions
	For the years ended March 31,
	2024	2025	2026
Sales of products
Automotive
Vehicles	35,249,865	36,892,232	38,847,899
Parts and components for production	1,596,111	1,606,173	1,509,449
Parts and components for after service	3,166,586	3,423,389	3,608,666
Other	1,068,169	1,074,505	1,235,909

Total automotive	41,080,731	42,996,299	45,201,924
All other	567,399	602,578	664,026

Total sales of products	41,648,130	43,598,877	45,865,949
Financial services	3,447,195	4,437,827	4,819,003

Total sales revenues	45,095,325	48,036,704	50,684,952

Disclosure of Breakdown Of Income From Leases Included in Finance Income From Finance Business
The breakdown of income from leases included in financial service revenues is as follows:

	Yen in millions
	For the years ended March 31,
	2024	2025	2026
Finance leases
Financial income related to net lease investment	208,257	258,835	288,732
Operating leases	1,207,719	1,350,051	1,518,824

Total	1,415,975	1,608,886	1,807,556

Disclosure of Breakdown Of Contract Liabilities	Contract liabilities consist of the following:

	Yen in millions
	April 1, 2024	March 31,
		2025	2026
Contract liabilities	1,392,390	1,417,919	1,664,633